Business Combinations - Overview of cash flows on acquisition (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Business Combinations
Included in cash flows from investing activities	€ (277)
Frame Pharmaceuticals B.V., Amsterdam, Netherlands
Business Combinations
Transaction costs of the acquisition (included in cash flows from operating activities)	(500)
Payment of consideration in cash and cash equivalents	(585)
Cash acquired with the subsidiary (included in cash flows from investing activities)	308
Included in cash flows from investing activities	(277)
Net cash flows on acquisition	€ (777)